Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Comerica does not schedule equity grants in anticipation of the release of MNPI and does not time the release of MNPI based on grant dates of equity. The Committee also does not take MNPI into account when determining the timing and terms of equity awards.
Award Timing Method	The Committee also does not take MNPI into account when determining the timing and terms of equity awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee also does not take MNPI into account when determining the timing and terms of equity awards
MNPI Disclosure Timed for Compensation Value	false